Related party transactions (Details 1) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Consulting fees	$ 200	$ 200
Accounts payable and accrued liabilities
Accounts receivable		$ 284